FAIR VALUE OF OTHER FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2019
Fair Value Disclosures [Abstract]
Fair Value, by Balance Sheet Grouping
The following tables discloses carrying value and estimated fair value (defined within the fair value hierarchy) as of December 31, 2019 and 2018 for financial instruments:

	As of December 31, 2019
Type of Financial Instrument	Aggregate Fair Value	Admitted Assets	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Not Practicable (Carrying Value)
	(in millions)
Bonds	$1,433.1	$1,350.9	$—	$1,423.5	$9.6	$—	$—
Preferred Stock	$2.3	$2.3	$2.3	$—	$—	$—	$—
Common Stock (1)	$78.5	$58.9	$—	$—	$78.5	$—	$—
Mortgage Loans on Real Estate	$17.6	$17.0	$—	$—	$17.6	$—	$—
Policy Loans	$89.1	$88.5	$—	$—	$89.1	$—	$—
Derivatives	$28.2	$28.2	$13.1	$15.1	$—	$—	$—
Separate Accounts (2)	$2,718.4	$2,699.3	$2,276.5	$441.9	$—	$—	$—
Policyholders liabilities: Investment contracts	$3.7	$3.7	$—	$—	$3.7	$—	$—
_______________

(1)
The difference between the admitted value and aggregate fair entirely represents affiliated holdings of AllianceBernstein units, which for statutory admitted carrying value is discounted by 25% as of December 31, 2019. The discount is based on SSAP #97 sliding scale and approved by the SVO.

(2)	Only Cash and Invested Assets.

	As of December 31, 2018
Type of Financial Instrument	Aggregate Fair Value	Admitted Assets	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Not Practicable (Carrying Value)
	(in millions)
Bonds	$1,013.6	$1,065.5	$—	$1,002.6	$11.0	$—	$—
Preferred Stock	$3.8	$4.2	$3.8	$—	$—	$—	$—
Common Stock (1)	$72.7	$55.0	$—	$—	$72.7	$—	$—
Mortgage Loans on Real Estate	$16.2	$17.0	$—	$—	$16.2	$—	$—
Policy Loans	$121.9	$109.9	$—	$—	$121.9	$—	$—
Derivatives	$12.4	$18.7	$—	$12.4	$—	$—	$—
Separate Accounts (2)	$2,271.3	$2,276.6	$1,840.5	$430.8	$—	$—	$—
Policyholders liabilities: Investment contracts	$4.9	$4.9	$—	$—	$4.9	$—	$—
_______________

(1)
The difference between the admitted value and aggregate fair entirely represents affiliated holdings of AllianceBernstein units, which for statutory admitted carrying value is discounted by 25% as of December 31, 2018. The discount is based on SSAP #97 sliding scale and approved by the SVO.

(2)	Only Cash and Invested Assets. For the year 2018, there was reclassification between NAV and Level 1.
The following tables provide information as of December 31, 2019 and 2018 about EFLOA’s financial assets measured at fair value:

	As of December 31, 2019
	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
	(in millions)
Assets at Fair Value:
Bonds:
Commercial Mortgage-Backed Securities	$—	$—	$—	$—	$—
Total Bonds	—	—	—	—	—

Common Stocks:
Industrial and Miscellaneous	—	—	0.2	—	0.2
Total Common Stocks	—	—	0.2	—	0.2

Derivative Assets:
Options	—	15.1	—	—	15.1
Total Derivatives	—	15.1	—	—	15.1

Separate Accounts Assets (1)	2,248.9	14.3	—	—	2,263.2
Total Assets at Fair Value	$2,248.9	$29.4	$0.2	$—	$2,278.5

Liabilities at Fair Value:
Derivative Liabilities	$—	$—	$—	$—	$—
Total Liabilities at Fair Value	$—	$—	$—	$—	$—
_______________
(1) Only Cash and Invested Assets.

	As of December 31, 2018
	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
	(in millions)
Assets at Fair Value :
Bonds:
Commercial Mortgage-Backed Securities	$—	$—	$—	$—	$—
Total Bonds	—	—	—	—	—

Common Stocks:
Industrial and Miscellaneous	—	—	2.0	—	2.0
Total Common Stocks	—	—	2.0	—	2.0

Derivative Assets:
Options	—	12.4	—	—	12.4
Total Derivatives	—	12.4	—	—	12.4

Separate Accounts Assets (1)	1,835.6	14.4	—	—	1,850.0
Total Assets at Fair Value	$1,835.6	$26.8	$2.0	$—	$1,864.4

Liabilities at Fair Value:
Derivative Liabilities	—	—	—	—	—
Total Liabilities at Fair Value	$—	$—	$—	$—	$—
_______________
(1) Only Cash and Invested Assets. For the year 2018, there was reclassification between NAV and Level 1.

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation
The following tables summarizes the changes in assets classified in Level 3 during the years ended December 31, 2019, 2018 and 2017:

	Beginning Balance at January 1, 2019	Total Gains (Losses) Included in Net Income	Total Gains (Losses) Included in Surplus	Purchases	Sales	Total Ending Balance at December 31, 2019
	(in millions)
Common stock - Industrial and Miscellaneous	2.0	—	—		(1.8)	0.2
Total	$2.0	$—	$—	$—	$(1.8)	$0.2

During 2019 there were no transfers between levels 1, 2 or 3.

	Beginning Balance at January 1, 2018	Total Gains (Losses) Included in Net Income	Total Gains (Losses) Included in Surplus	Purchases	Sales	Total Ending Balance at December 31, 2018
	(in millions)
Commercial Mortgage-Backed Securities	$—	$—	$—	$2.0	$—	$2.0
Total	$—	$—	$—	$2.0	$—	$2.0

During 2018 there were no transfers between levels 1, 2 or 3.

	Beginning Balance at January 1, 2017	Total Gains (Losses) Included in Net Income	Total Gains (Losses) Included in Surplus	Purchases	Sales	Total Ending Balance at December 31, 2017
	(in millions)
Commercial Mortgage-Backed Securities	$1.6	$—	$5.0	$—	$(6.6)	$—
Total	$1.6	$—	$5.0	$—	$(6.6)	$—

During 2017 there were no transfers between levels 1, 2 or 3.